Significant events for the year ended December 31, 2025 and the six-month period ended June 30, 2026 and subsequent events - Subsequent events (Details)
€ / shares in Units, $ / shares in Units, € in Millions, $ in Millions
					1 Months Ended		6 Months Ended
	Jul. 06, 2026 USD ($) $ / shares shares	Jul. 06, 2026 EUR (€) shares	Jul. 28, 2025 USD ($) $ / shares shares	Jul. 28, 2025 EUR (€) shares	Sep. 30, 2026 shares	Jul. 31, 2026 shares	Jun. 30, 2026 shares	Jul. 06, 2026 € / shares	May 07, 2026 $ / shares	May 07, 2026 € / shares	Apr. 30, 2026	Jul. 28, 2025 € / shares	Jul. 23, 2025
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares)							877,310
Closing foreign exchange rate							1.1394				1.1702		1.1726
Proceeds from issue of ordinary shares			$ 747.5	€ 637.5
Net proceeds from issuance of ordinary shares			$ 700.3	€ 597.2
ADS
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares)			11,679,400	11,679,400
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares			$ 64.00						$ 111.57
Ordinary shares
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares										€ 95.34		€ 54.58
Completion of a public offering
Disclosure of detailed information about borrowings [line items]
Proceeds from issue of ordinary shares	$ 920.0	€ 807.4
Net proceeds from issuance of ordinary shares	$ 874.1	€ 767.1
Completion of a public offering | ADS
Disclosure of detailed information about borrowings [line items]
Number of ordinary shares issued (in shares)	7,360,000	7,360,000
Issue of equity, offering price per share (in dollar/euro per share) | $ / shares	$ 125.00
Completion of a public offering | Ordinary shares
Disclosure of detailed information about borrowings [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares								€ 109.71
July share-based compensation plan | AGA-2026-5
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)						25,620
July share-based compensation plan | AGA-2026-5 | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage						50.00%
Vesting period						2 years
July share-based compensation plan | AGA-2026-5 | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage						25.00%
Vesting period						3 years
July share-based compensation plan | AGA-2026-5 | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting percentage						25.00%
Vesting period						4 years
September Share-Based Compensation Plan [Member] | AGA-2026-6 [Member]
Disclosure of detailed information about borrowings [line items]
Number of instruments issued (in shares)					45,551
September Share-Based Compensation Plan [Member] | AGA-2026-6 [Member] | Tranche 1
Disclosure of detailed information about borrowings [line items]
Vesting percentage					50.00%
Vesting period					2 years
September Share-Based Compensation Plan [Member] | AGA-2026-6 [Member] | Tranche 2
Disclosure of detailed information about borrowings [line items]
Vesting percentage					25.00%
Vesting period					3 years
September Share-Based Compensation Plan [Member] | AGA-2026-6 [Member] | Tranche 3
Disclosure of detailed information about borrowings [line items]
Vesting percentage					25.00%
Vesting period					4 years